VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.16

Data Compare Summary (Total)
Run Date - 7/2/2019 1:29:14 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	150	0.00%	150
City	0	150	0.00%	150
LTV Valuation Value	0	150	0.00%	150
Occupancy	0	150	0.00%	150
Original LTV	0	150	0.00%	150
Purpose	1	150	0.67%	150
Refi Purpose	0	150	0.00%	150
State	0	150	0.00%	150
Street	0	150	0.00%	150
Zip	0	150	0.00%	150
Total	1	1,500	0.07%	150